Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Current and non-current inventories
Materials and supplies	€ 1,580	€ 1,477
Finished products and goods	1,603	2,284
Inventories	3,893	4,734
Inventories held for compliance purposes	995	1,371
Accumulated impairment
Current and non-current inventories
Inventories	(348)	(377)
Natural gas and oil products
Current and non-current inventories
Finished products and goods	874	1,467
Chemical products
Current and non-current inventories
Finished products and goods	443	547
Oil and petroleum | Italy
Current and non-current inventories
Inventories held for compliance purposes	977	1,353
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,463	€ 1,359